TAXATION - SUMMARY OF OPERATING LOSS CARRYFORWARDS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Operating loss carryforward	$ 19,124	$ 41,572
Date of expiry	Dec. 31, 2020	Dec. 31, 2018